Intangible Assets - Summary of Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 373.3
Ending balance	320.4	$ 373.3
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	592.2	368.9
Additions	25.7	49.2
Additions arising on acquisitions	15.3	205.7
Removal of fully amortized assets	(44.4)	(26.0)
Disposals	(1.4)
Impact of foreign exchange	23.3	(5.6)
Ending balance	610.7	592.2
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(218.9)	(186.9)
Amortization	104.6	60.0
Removal of fully amortized assets	44.4	26.0
Impact of foreign exchange	11.2	(2.0)
Ending balance	(290.3)	(218.9)
Client Relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	278.2
Ending balance	256.3	278.2
Client Relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	463.2	325.0
Additions	0.0	0.0
Additions arising on acquisitions	13.1	152.6
Removal of fully amortized assets	(24.3)	(8.7)
Disposals	0.0
Impact of foreign exchange	19.9	(5.7)
Ending balance	471.9	463.2
Client Relationships | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(185.0)	(163.2)
Amortization	45.6	32.5
Removal of fully amortized assets	24.3	8.7
Impact of foreign exchange	9.3	(2.0)
Ending balance	(215.6)	(185.0)
Contract Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	47.4
Ending balance	17.2	47.4
Contract Backlog | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	50.2	2.6
Additions	0.0	0.0
Additions arising on acquisitions	1.7	51.5
Removal of fully amortized assets	(6.1)	(4.1)
Disposals	0.0
Impact of foreign exchange	2.8	0.2
Ending balance	48.6	50.2
Contract Backlog | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2.8)	0.0
Amortization	33.3	6.8
Removal of fully amortized assets	6.1	4.1
Impact of foreign exchange	1.4	0.1
Ending balance	(31.4)	(2.8)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	43.7
Ending balance	45.7	43.7
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	74.7	39.3
Additions	25.7	48.5
Additions arising on acquisitions	0.5	0.0
Removal of fully amortized assets	(12.3)	(13.0)
Disposals	0.0
Impact of foreign exchange	0.4	(0.1)
Ending balance	89.0	74.7
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(31.0)	(23.7)
Amortization	24.2	20.4
Removal of fully amortized assets	12.3	13.0
Impact of foreign exchange	0.4	(0.1)
Ending balance	(43.3)	(31.0)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4.0
Ending balance	1.2	4.0
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4.1	2.0
Additions	0.0	0.7
Additions arising on acquisitions	0.0	1.6
Removal of fully amortized assets	(1.7)	(0.2)
Disposals	(1.4)
Impact of foreign exchange	0.2	0.0
Ending balance	1.2	4.1
Other | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(0.1)	0.0
Amortization	1.5	0.3
Removal of fully amortized assets	1.7	0.2
Impact of foreign exchange	0.1	0.0
Ending balance	$ 0.0	$ (0.1)